Accumulated Other Comprehensive Income (Loss) (Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net unrealized gains (losses) on investment securities, Balance at beginning of period	¥ 2,032,807	¥ 1,995,314
Net unrealized gains (losses) on investment securities, Net change during the period	253,088	(132,427)
Net unrealized gains (losses) on investment securities, Effect of adopting new guidance on consolidation of certain variable interest entities		5,509
Net unrealized gains (losses) on investment securities, Balance at end of period	2,285,895	1,868,396
Net debt valuation adjustments, Balance at beginning of period	(10,632)	(2,080)
Net debt valuation adjustments, Net change during the period	(5,779)	866
Net debt valuation adjustments, Balance at end of period	(16,411)	(1,214)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Balance at beginning of period	(8,729)	4,516
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net change during the period	(626)	19,205
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Balance at end of period	(9,355)	23,721
Defined benefit plans, Balance at beginning of period	(214,062)	(317,422)
Defined benefit plans, Net change during the period	24,604	18,291
Defined benefit plans, Balance at end of period	(189,458)	(299,131)
Foreign currency translation adjustments, Balance at beginning of period	482,039	620,931
Foreign currency translation adjustments, Net change during the period	(37,968)	(730,374)
Foreign currency translation adjustments, Effect of adopting new guidance on consolidation of certain variable interest entities		(1,636)
Foreign currency translation adjustments, Balance at end of period	444,071	(111,079)
Accumulated other comprehensive income (loss), net of taxes: Balance at end of period	¥ 2,514,742	¥ 1,480,693	¥ 2,281,423